COMMON STOCK (Details Narrative) - $ / shares	Jun. 30, 2023	Jun. 06, 2023	Jun. 05, 2023	Dec. 31, 2022	Jun. 23, 2022	Dec. 31, 2021	Nov. 30, 2021
Common stock, shares authorized		25,000,000	14,285,715	14,285,714		14,285,714
Common stock par value				$ 0.007	$ 0.007	$ 0.007	$ 0.007
Common stock, shares issued				8,381,324		2,677,140
Common Stock [Member]
Common stock, shares authorized	25,000,000			25,000,000
Common stock par value	$ 0.007			$ 0.007
Common stock, shares issued	8,555,365			8,381,324